Property, Plant, and Equipment - Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Property, Plant And Equipment - net
	December 31,
	2021	2020
Cost
Construction in progress	$214,431	$143,465
Plant and buildings	273,682	29,963
Machinery and equipment	327,315	63,675
Motor vehicles	4,804	1,830
Office equipment and furniture	13,425	3,343
Leasehold improvements	210,091	15,632
Total cost	$1,043,748	$257,908
Less: Accumulated depreciation
Construction in progress	$—	$—
Plant and buildings	20,474	13,200
Machinery and equipment	81,832	32,398
Motor vehicles	1,513	1,184
Office equipment and furniture	3,251	1,823
Leasehold improvements	33,380	8,932
Total accumulated depreciation	$140,450	$57,537
Property, plant and equipment, net	$903,298	$200,371